UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06621

Nuveen Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 148.9% (100.0% of Total Investments)
	Alabama – 3.1% (2.1% of Total Investments)
$ 6,995	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 7,553,691
	2006C-2, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
3,500	5.250%, 11/15/20	11/15 at 100.00	Baa2	3,771,635
1,000	5.000%, 11/15/30	11/15 at 100.00	Baa2	1,049,110
12,000	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds,	1/17 at 100.00	AA+	12,513,480
	Series 2007A, 4.500%, 1/01/39 – AMBAC Insured (UB)
1,960	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International	6/15 at 100.00	BBB	2,007,491
	Paper Company, Series 2005A, 5.000%, 6/01/25
1,690	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,836,743
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
6,255	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	3/14 at 100.00	A1	6,540,603
	FGIC Insured
33,400	Total Alabama			35,272,753
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	919,640
	Series 2006A, 5.000%, 6/01/32
	Arizona – 0.9% (0.6% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB+	211,006
265	5.250%, 12/01/25	12/15 at 100.00	BBB+	279,056
5,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/40 –	No Opt. Call	AA	6,067,050
	FGIC Insured
800	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	1/15 at 100.00	BBB–	847,376
	Company, Refunding Series 2008, 5.750%, 9/01/29
2,750	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	3,160,740
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
9,015	Total Arizona			10,565,228
	Arkansas – 0.1% (0.1% of Total Investments)
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	1,032,900
	Series 2005B, 5.000%, 2/01/25
	California – 17.1% (11.5% of Total Investments)
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University,
	Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	2,166,723
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	3,698,743
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	4,544,556
3,330	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and	11/21 at 100.00	AA–	3,831,332
	Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40
3,740	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A+	4,062,725
	Series 2005, 5.000%, 11/15/27
15,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s	8/22 at 100.00	AA	16,830,600
	Hospital, Series 2012A, 5.000%, 8/15/51
2,550	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	2,918,399
	Series 2009B, 5.500%, 10/01/39
2,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,723,550
	5.000%, 11/15/42 (UB)
2,055	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund	10/14 at 100.00	AA+	2,209,926
	Revenue Bonds, Series 2004, 5.000%, 10/01/21
4,000	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A, 5.250%, 7/01/21	7/19 at 100.00	Aa3	4,910,200
1,935	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	Aa3	2,067,296
565	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14 (ETM)	No Opt. Call	Aaa	605,047
7,440	California State, General Obligation Bonds, Series 2004, 5.125%, 2/01/25	2/14 at 100.00	A1	7,776,511
20,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	24,301,400
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,030,340
	Health System, Series 2005A, 5.000%, 7/01/39
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	8,265,014
	Option Bond Trust 3175, 13.861%, 5/15/14 (IF)
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A+	2,045,255
	Company, Series 1996A, 5.300%, 7/01/21
2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	2,705,475
	Redevelopment Project, Series 2005A, 5.000%, 10/01/23 – AMBAC Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	26,289,000
	1995A, 0.000%, 1/01/21 (ETM)
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	1,462,241
	5.000%, 9/01/27 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,795	4.500%, 6/01/27	6/17 at 100.00	B	2,647,564
1,320	5.000%, 6/01/33	6/17 at 100.00	B	1,229,026
1,000	5.750%, 6/01/47	6/17 at 100.00	B	952,570
3,850	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B,	7/21 at 100.00	Aa2	4,731,920
	6.125%, 7/15/40
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	11,388,500
	5.000%, 7/01/41
	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement
	Area 4, Series 2005A:
1,420	5.000%, 9/01/25	9/15 at 102.00	N/R	1,459,717
435	5.100%, 9/01/30	9/15 at 102.00	N/R	444,061
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa2	264,388
275	5.000%, 9/01/23	9/15 at 102.00	Baa2	288,239
2,220	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	AA–	2,339,347
	Project, Series 2004A, 5.000%, 9/01/20 – SYNCORA GTY Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,595	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	1,698,450
32,400	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	BBB	10,564,344
6,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	BBB	6,146,820
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
18,750	University of California, General Revenue Bonds, Limited Project Series 2012G, 5.000%, 5/15/37	5/22 at 100.00	Aa2	21,777,938
3,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation District,	1/14 at 100.00	A+	3,100,920
	Series 2004A, 5.000%, 1/01/34 – AMBAC Insured
210,325	Total California			193,478,137
	Colorado – 2.3% (1.6% of Total Investments)
1,700	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AA+	1,835,575
	2004, 5.000%, 12/01/22 – FGIC Insured
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society,
	Series 2005:
1,745	5.250%, 6/01/23	6/16 at 100.00	A–	1,876,625
475	5.000%, 6/01/29	6/16 at 100.00	A–	498,327
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	A+	416,788
	5.000%, 3/01/25
75	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	79,204
	(Alternative Minimum Tax)
11,140	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/37	11/22 at 100.00	A+	12,828,378
6,925	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	7,393,961
	Senior Lien Series 2006, 5.125%, 12/01/25 – SYNCORA GTY Insured
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	720,676
	5.375%, 6/01/31
400	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	466,972
	Activity Bonds, Series 2010, 6.000%, 1/15/41
23,490	Total Colorado			26,116,506
	Connecticut – 0.5% (0.3% of Total Investments)
5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AA (4)	5,216,150
	5.000%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured
	Delaware – 0.1% (0.1% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services Inc.,	10/20 at 100.00	AA	1,113,920
	Series 2010A, 5.000%, 10/01/40 – NPFG Insured
	District of Columbia – 0.5% (0.3% of Total Investments)
5,000	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 0.000%, 4/01/40 –	4/21 at 100.00	A–	4,020,550
	AMBAC Insured
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,548,360
	Tender Option Bond Trust 1606, 11.761%, 10/01/30 – AMBAC Insured (IF) (5)
6,335	Total District of Columbia			5,568,910
	Florida – 26.7% (17.9% of Total Investments)
1,055	Bay County School Board, Florida, Certificates of Participation, Series 2004, 5.000%, 7/01/24 –	7/14 at 100.00	A+	1,078,495
	AMBAC Insured
1,700	Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special	5/13 at 101.00	N/R	1,719,601
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured
930	Bradford County Health Facility Authority, Florida, Revenue Refunding Bonds, Santa Fe Healthcare	No Opt. Call	AA+ (4)	1,032,802
	Inc., Series 1993, 6.050%, 11/15/16 (ETM)
2,500	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern	4/14 at 100.00	BBB+	2,545,800
	University, Series 2004B, 5.625%, 4/01/34
725	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald	3/13 at 100.00	Aaa	726,486
	Palms Apartments, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
1,870	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%,	7/14 at 100.00	AA– (4)	2,000,900
	7/01/20 (Pre-refunded 7/01/14) – AGM Insured
1,275	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	A+	1,363,154
	AMBAC Insured
875	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23	10/14 at 100.00	A1 (4)	942,323
	(Pre-refunded 10/01/14) – AMBAC Insured
2,000	Broward County, Florida, Water and Sewer System Revenue Bonds, Series 2009A, 5.250%, 10/01/34	10/18 at 100.00	AA+	2,318,060
650	Cape Coral, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 10/01/36 –	10/16 at 100.00	A1	710,587
	AMBAC Insured
1,500	Citrus County Hospital Board, Florida, Revenue Bonds, Citrus Memorial Hospital, Refunding Series	8/13 at 100.00	Ba3	1,504,560
	2002, 6.375%, 8/15/32
3,010	Cocoa, Florida, Water and Sewerage System Revenue Refunding Bonds, Series 2003, 5.500%,	No Opt. Call	AA–	3,677,347
	10/01/23 – AMBAC Insured
2,815	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23	10/14 at 100.00	AA– (4)	3,034,035
	(Pre-refunded 10/01/14) – NPFG Insured
4,230	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	4,432,363
	NPFG Insured
70	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AA+	75,770
	Series 1987G-1, 8.595%, 11/01/17
475	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, Series 1997-2, 5.900%,	7/13 at 100.00	AA+	480,197
	7/01/29 – NPFG Insured (Alternative Minimum Tax)
765	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-6, 4.625%,	1/16 at 100.00	AA+	785,120
	7/01/31 (Alternative Minimum Tax)
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	A–	616,782
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	A–	894,804
370	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.000%, 5/01/22 – NPFG Insured	5/13 at 100.00	Baa2	373,241
1,315	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.000%, 5/01/22	5/13 at 100.00	Baa2 (4)	1,330,583
	(Pre-refunded 5/01/13)
14,985	Florida State Board of Education, State University System Revenue Bonds, Series 2006A, 5.000%,	7/15 at 101.00	AA	16,395,838
	7/01/30 – FGIC Insured (UB)
5,980	Florida State Department of Management Services, Certificates of Participation, Series 2006A,	8/15 at 101.00	AA+	6,688,271
	5.000%, 8/01/23 – NPFG Insured
2,580	Florida State Education System, Housing Facility Revenue Bonds, Florida International University,	No Opt. Call	BBB	2,707,942
	Series 2004A, 5.000%, 7/01/14 – NPFG Insured
4,000	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series	7/13 at 101.00	AA– (4)	4,119,440
	2003C, 5.000%, 7/01/33 (Pre-refunded 7/01/13)
1,500	Florida Water Pollution Control Financing Corporation, Revolving Fund Revenue Bonds, Series	1/19 at 100.00	AAA	1,731,870
	2009A, 5.000%, 1/15/29
2,345	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic Facilities	10/14 at 100.00	A1	2,496,206
	Improvements, Series 2004, 5.000%, 10/01/16 – AMBAC Insured
750	Gainesville, Florida, Utilities System Revenue Bonds, Series 2003A, 5.250%, 10/01/21	10/13 at 100.00	AA (4)	775,035
	(Pre-refunded 10/01/13)
	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
1,720	5.500%, 6/01/38 – AGM Insured	6/18 at 100.00	AA–	1,863,758
1,755	5.375%, 6/01/46	6/16 at 100.00	A–	1,875,446
5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series	No Opt. Call	BBB	5,992,000
	1986, 7.650%, 7/01/16 – FGIC Insured
3,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/13 at 100.00	N/R	3,601,836
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
2,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds,	10/13 at 100.00	A3	2,087,400
	Tampa General Hospital, Series 2003A, 5.250%, 10/01/24
1,535	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AA (4)	1,605,057
	5/01/24 (Pre-refunded 11/01/13) – AMBAC Insured
2,170	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	2,417,489
	10/01/25 – FGIC Insured
1,500	Hollywood, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2003,	10/13 at 100.00	Aa2	1,544,505
	5.000%, 10/01/20 – AGM Insured
	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003:
4,990	5.250%, 10/01/21 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	A1 (4)	5,158,313
2,090	5.000%, 10/01/22 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	A1 (4)	2,157,005
3,145	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/18	10/13 at 100.00	AA+ (4)	3,234,947
	(Pre-refunded 10/01/13) – NPFG Insured (Alternative Minimum Tax)
	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A:
3,235	5.000%, 10/01/18 – FGIC Insured	10/13 at 100.00	AA	3,337,388
5,090	5.000%, 10/01/19 – FGIC Insured	10/13 at 100.00	AA	5,250,386
	Lake County School Board, Florida, Certificates of Participation, Series 2004A:
1,190	5.000%, 7/01/20 – AMBAC Insured	7/14 at 100.00	A+	1,232,733
1,470	5.000%, 7/01/24 – AMBAC Insured	7/14 at 100.00	A+	1,511,998
1,000	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/14 –	No Opt. Call	A–	1,069,650
	AMBAC Insured
3,500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A	3,722,005
	NPFG Insured
2,345	Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional Medical Center Project, Series 2002,	7/13 at 100.00	BBB+	2,348,260
	5.375%, 7/01/22
5,130	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 10/01/17	10/13 at 100.00	A1 (4)	5,294,468
	(Pre-refunded 10/01/13) – AMBAC Insured
	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami,
	Series 2004A:
2,290	5.000%, 4/01/19 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	N/R (4)	2,416,500
3,305	5.000%, 4/01/22 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	N/R (4)	3,487,568
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B:
2,000	5.250%, 7/01/18 – FGIC Insured	7/14 at 100.00	A–	2,115,760
2,000	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	A–	2,108,600
2,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	7/13 at 100.00	A3	2,003,600
	2001, 5.000%, 7/01/21 – FGIC Insured
1,970	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%,	11/16 at 100.00	A1	2,177,027
	11/01/31 – AMBAC Insured
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A	5,706,200
	5.500%, 10/01/41
4,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series	7/18 at 100.00	Aa2	4,659,240
	2009-B1, 5.625%, 7/01/38
11,300	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AA	12,496,896
	7/01/35 – AGM Insured
3,300	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%,	4/13 at 100.00	Aa2	3,310,791
	10/01/29 – FGIC Insured
2,440	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%, 8/01/22 –	8/14 at 100.00	AA	2,604,188
	AMBAC Insured
575	Osceola County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	2/13 at 100.00	BBB	575,874
	P.M. Wells Charter School Project, Series 2001A, 5.000%, 8/01/23 – NPFG Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
3,745	5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	Aa3	3,917,645
2,000	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	Aa3	2,087,660
	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH
	Corporation Obligated Group, Series 2001:
1,895	5.500%, 12/01/21	6/13 at 100.00	BBB–	1,899,472
6,470	5.625%, 12/01/31	6/13 at 100.00	BBB–	6,480,352
1,500	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AA– (4)	1,605,390
	8/01/22 (Pre-refunded 8/01/14) – FGIC Insured
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA–	3,398,610
	8/01/27 – NPFG Insured
6,090	Palm Beach County School Board, Florida, Certificates of Participation, Tender Option Bond Trust	No Opt. Call	AA–	8,077,898
	2089, 12.905%, 8/01/14 – AGM Insured (IF)
4,490	Palm Beach County, Florida, Public Improvement Revenue Bonds, Biomedical Research Park Project,	6/15 at 100.00	AA+ (4)	4,971,418
	Series 2005A, 5.000%, 6/01/25 (Pre-refunded 6/01/15) – AMBAC Insured
4,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, FPL Reclaimed Water Project, Series	10/19 at 100.00	AAA	4,745,720
	2009, 5.250%, 10/01/33
6,545	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, Trust 2622,	No Opt. Call	AAA	8,572,314
	11.467%, 10/01/14 (IF)
10,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/31	10/16 at 100.00	AAA	11,236,300
	(pre-refunded 10/01/16) (UB)
2,500	Polk County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/18 –	10/14 at 100.00	AA–	2,651,675
	AGM Insured
2,060	Polk County, Florida, Utility System Revenue Bonds, Series 2003, 5.250%, 10/01/22 (Pre-refunded	10/13 at 100.00	Aa3 (4)	2,128,062
	10/01/13) – FGIC Insured
2,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	BBB	2,100,420
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
1,350	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/21 (Pre-refunded	9/13 at 100.00	A+ (4)	1,387,098
	9/01/13) – NPFG Insured
650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%,	10/15 at 100.00	A1	716,105
	10/01/25 – AMBAC Insured
3,240	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation Bonds,	4/14 at 100.00	Aa3	3,401,806
	Series 2004A, 5.000%, 6/01/22 – NPFG Insured
1,635	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	BB	1,654,048
	5.000%, 5/01/30 – RAAI Insured
2,750	Saint Johns County, Florida, Transportation Improvement Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	Aa3 (4)	2,837,230
	10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
3,570	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa2 (4)	4,313,988
	1992, 6.000%, 10/01/19 – NPFG Insured (ETM)
1,680	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa2	1,792,946
	1992, 6.000%, 10/01/19 – NPFG Insured
625	Sonoma Bay Community Development District, Florida, Special Assessment Bonds, Series 2005A,	5/15 at 100.00	N/R	663,800
	5.450%, 5/01/36
5,000	South Florida Water Management District, Certificates of Participation, Series 2006, 5.000%,	10/16 at 100.00	AA	5,505,100
	10/01/36 – AMBAC Insured
7,500	South Florida Water Management District, Certificates of Participation, Series 2007, Trust 1036,	No Opt. Call	AA	9,015,300
	9.273%, 10/01/14, AMBAC Insured (IF)
2,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	2,674,158
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds,
	Presbyterian Retirement Communities, Series 2004A:
2,250	5.850%, 8/01/24	8/14 at 101.00	A–	2,361,488
3,135	5.625%, 8/01/34	8/14 at 101.00	A–	3,248,362
5,000	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/36 –	6/16 at 100.00	A	5,499,400
	AMBAC Insured
620	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 –	10/15 at 100.00	AA+	690,710
	AMBAC Insured
5,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/35 – NPFG Insured	10/15 at 100.00	AA	5,433,349
5,000	Tampa Bay, Florida, Regional Water Supply Authority Utility System Revenue Bonds, Series 2008,	10/18 at 100.00	AA+	5,731,849
	5.000%, 10/01/34
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose Bonds,
	Stadium Project, Series 1995:
1,250	5.750%, 10/01/20 – NPFG Insured	No Opt. Call	BBB	1,382,962
2,785	5.750%, 10/01/25 – NPFG Insured	No Opt. Call	BBB	3,121,009
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Series 2005:
7,285	5.000%, 7/01/16 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 101.00	Aaa	8,165,100
2,250	5.000%, 7/01/16 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 101.00	AAA	2,518,334
1,000	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%, 12/01/24 –	12/14 at 100.00	A2	1,075,739
	AGM Insured
277,870	Total Florida			302,587,317
	Georgia – 2.3% (1.5% of Total Investments)
7,230	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012B, 5.000%, 1/01/42	1/22 at 100.00	A+	8,133,895
500	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	BB+ (4)	523,090
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26 (Pre-refunded 1/01/14)
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical	12/20 at 100.00	N/R	2,237,100
	Center Project, Series 2010, 8.125%, 12/01/45
3,940	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health	No Opt. Call	A+	3,947,604
	East Issue, Series 2012, 4.250%, 11/15/42
10	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A, 5.250%,	11/13 at 100.00	A1 (4)	10,375
	11/01/15 (Pre-refunded 11/01/13) – NPFG Insured
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
3,405	5.250%, 11/01/15 – NPFG Insured	11/13 at 100.00	A1	3,522,881
3,365	5.000%, 11/01/18 – NPFG Insured	11/13 at 100.00	A1	3,469,281
2,235	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia,	12/14 at 100.00	A1	2,313,605
	Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured
1,715	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012,	12/22 at 100.00	AA–	1,733,711
	4.000%, 12/01/42
24,400	Total Georgia			25,891,542
	Guam – 0.1% (0.0% of Total Investments)
605	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	676,959
	Idaho – 0.4% (0.3% of Total Investments)
2,995	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood	3/16 at 101.00	Aaa	3,151,549
	Terrace Project, Series 2002A-1, 7.250%, 3/20/37
40	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996G, 6.350%,	7/13 at 100.00	AAA	40,162
	7/01/26 (Alternative Minimum Tax)
110	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000B, 6.250%,	7/13 at 100.00	AAA	110,946
	7/01/22 (Alternative Minimum Tax)
155	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/13 at 100.00	Aaa	155,381
	7/01/20 (Alternative Minimum Tax)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital,
	Series 2006:
1,000	5.250%, 9/01/30	9/16 at 100.00	BB+	1,032,040
470	5.250%, 9/01/37	9/16 at 100.00	BB+	482,229
4,770	Total Idaho			4,972,307
	Illinois – 13.6% (9.2% of Total Investments)
5,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	4,057,600
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
5,700	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	6,538,356
	5.250%, 12/01/40
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/25 –	No Opt. Call	Aa3	14,517,868
	FGIC Insured
3,945	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	4,431,734
850	Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning Redevelopment Project, Series	7/13 at 100.00	N/R	852,457
	1996B, 7.250%, 1/01/14
845	Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary Drainage and Ship Canal Redevelopment	7/13 at 100.00	N/R	847,789
	Project, Series 1997A, 7.750%, 1/01/14
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds,	No Opt. Call	Aa2 (4)	3,948,045
	Series 2001, 0.000%, 12/01/20 – FGIC Insured (ETM)
2,575	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	Baa2	1,928,649
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured
3,615	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	N/R (4)	3,177,404
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured (ETM)
3,500	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA	4,196,430
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,000	5.250%, 11/15/14 (Pre-refunded 5/15/14)	5/14 at 100.00	A (4)	2,126,180
4,420	5.250%, 11/15/15 (Pre-refunded 5/15/14)	5/14 at 100.00	A (4)	4,698,858
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB+	387,396
1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,430,138
4,480	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 –	8/21 at 100.00	AA–	5,313,190
	AGM Insured
6,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	Aa1	6,688,920
	5.000%, 10/01/51
3,540	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	3,776,224
	University Center Project, Series 2006B, 5.000%, 5/01/25
3,090	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	AA+	3,149,297
	6.000%, 7/01/33
3,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa2	3,469,140
	Series 1993C, 6.000%, 4/01/18
10,000	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/21 – AGM Insured	1/20 at 100.00	AA–	11,398,100
2,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	A2	2,142,620
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 –	No Opt. Call	A2	13,495,476
	FGIC Insured
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation Refunding
	Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	2,722,406
1,740	0.000%, 11/01/21 – AGM Insured	No Opt. Call	A2	1,329,952
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois,	No Opt. Call	AAA	5,101,903
	General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/20 – AGM Insured (UB)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue
	Bonds, Series 2005B:
855	5.250%, 1/01/25	1/16 at 100.00	CCC	405,108
1,750	5.250%, 1/01/30	1/16 at 100.00	CCC	816,358
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	N/R	12,980,875
	General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation	No Opt. Call	Aa2	2,352,415
	School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured
15,595	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding	6/20 at 100.00	AAA	17,730,423
	Bonds, Series 2010A, 5.500%, 6/15/50
8,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/22 at 101.00	AAA	7,451,120
	Project, Series 2002A, 0.000%, 6/15/26 – NPFG Insured
161,485	Total Illinois			154,462,431
	Indiana – 2.5% (1.7% of Total Investments)
3,880	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services, Inc.	11/19 at 100.00	AA	4,291,008
	Obligated Group, Series 2009, 5.250%, 11/01/39
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	2,745,000
	5.000%, 12/01/37
3,075	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/22 at 100.00	AA	3,516,847
	2012A, 5.000%, 10/01/37
7,350	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2004A, 5.000%,	1/15 at 100.00	A+	7,806,068
	1/01/32 – FGIC Insured
	Indiana University, Student Fee Revenue Bonds, Series 2004P:
2,750	5.000%, 8/01/22 (Pre-refunded 8/01/14) – AMBAC Insured	8/14 at 100.00	Aaa	2,946,103
1,600	5.000%, 8/01/24 (Pre-refunded 8/01/14) – AMBAC Insured	8/14 at 100.00	Aaa	1,714,096
4,300	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame du	3/18 at 100.00	Aaa	4,914,255
	Lac Project, Refunding Series 2009, 5.000%, 3/01/36
1,550	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005,	2/15 at 100.00	N/R	186,248
	5.250%, 2/15/23 (6)
27,005	Total Indiana			28,119,625
	Iowa – 0.7% (0.5% of Total Investments)
8,365	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	8,001,123
	5.500%, 6/01/42
	Kansas – 0.0% (0.0% of Total Investments)
90	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue	No Opt. Call	Aaa	91,491
	Refunding Bonds, Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)
	Kentucky – 1.1% (0.8% of Total Investments)
4,300	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	5,209,794
	Medical Health System, Series 2010A, 6.500%, 3/01/45
2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	AA–	2,185,020
	System Obligated Group, Series 2011, 5.000%, 8/15/42
4,630	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	5,393,256
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/31
10,930	Total Kentucky			12,788,070
	Louisiana – 5.9% (4.0% of Total Investments)
4,350	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	4,767,209
	5.000%, 6/01/22 – AMBAC Insured
4,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady	8/15 at 100.00	A+	4,156,240
	Health System, Series 2005A, 5.250%, 8/15/31
2,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series	5/17 at 100.00	Baa1	2,878,605
	2007A, 5.500%, 5/15/47
5,750	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series	5/21 at 100.00	Baa1	6,971,070
	2011, 6.750%, 5/15/41
9,420	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	10,790,422
	5.000%, 7/01/36
3,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B,	5/20 at 100.00	AA	3,398,010
	5.000%, 5/01/45
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
14,550	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	15,956,258
5,920	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	6,359,856
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
80	5.500%, 5/15/30	5/13 at 100.00	A1	81,599
11,360	5.875%, 5/15/39	5/13 at 100.00	A–	11,587,086
61,130	Total Louisiana			66,946,355
	Maryland – 0.5% (0.4% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	1,929,454
	9/01/26 – SYNCORA GTY Insured
1,205	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds,	6/16 at 100.00	AA–	1,253,839
	University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
1,390	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	N/R (4)	1,485,646
	System, Series 2004A, 5.250%, 7/01/19 (Pre-refunded 7/01/14)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Cente,	7/21 at 100.00	BBB	1,190,510
	Series 2011, 6.250%, 7/01/31
5,460	Total Maryland			5,859,449
	Massachusetts – 3.0% (2.0% of Total Investments)
8,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	9,119,500
	Senior Lien Series 2010B, 5.000%, 1/01/37
695	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	715,009
	Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)
780	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	776,825
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	1,030,620
	5.700%, 10/01/34
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and	7/20 at 100.00	BBB–	1,632,690
	Ear Infirmary, Series 2010C, 5.375%, 7/01/35
900	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	1,008,234
	5.125%, 7/01/41
	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
2,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	2,353,478
4,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	4,183,960
3,795	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	4,016,286
	8/01/46 – AGM Insured (UB) (5)
8,050	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	9,026,385
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
31,095	Total Massachusetts			33,862,987
	Michigan – 5.4% (3.6% of Total Investments)
3,055	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	3,333,280
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
7,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	7,767,200
	5.250%, 11/01/35
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation
	Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	6,261,667
7,955	0.000%, 12/01/22	No Opt. Call	AAA	6,239,822
8,260	0.000%, 12/01/23	No Opt. Call	AAA	6,225,066
8,575	0.000%, 12/01/24	No Opt. Call	AAA	6,240,971
1,200	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BB+	1,261,644
	6.000%, 7/01/35
10,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA	11,159,000
	5.000%, 12/01/39
6,345	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A	7,268,705
	Refunding Series 2009, 5.750%, 11/15/39
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,
	Series 2006A:
275	5.000%,12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	319,556
1,225	5.000%,12/01/31 (UB)	12/16 at 100.00	AA	1,355,487
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB	365,024
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
3,270	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Series 2003,	5/13 at 100.00	Aa2	3,307,638
	5.000%, 5/01/22
65,160	Total Michigan			61,105,060
	Minnesota – 1.3% (0.9% of Total Investments)
205	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings-Southeast Twin Cities	1/22 at 100.00	A–	236,603
	Transmission Project, Series 2012, 5.000%, 1/01/32
8,165	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	8,411,011
	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,
	HealthPartners Inc., Series 2003:
1,000	6.000%, 12/01/18	12/13 at 100.00	A–	1,042,530
1,050	5.875%, 12/01/29	12/13 at 100.00	A–	1,091,885
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,071,990
1,620	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%,	7/14 at 100.00	N/R (4)	1,737,920
	7/01/25 (Pre-refunded 7/01/14)
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series	11/15 at 100.00	BBB–	1,087,700
	2005, 6.000%, 11/15/25
14,040	Total Minnesota			14,679,639
	Mississippi – 0.4% (0.2% of Total Investments)
3,675	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	3,891,017
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 1.7% (1.1% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services –	2/14 at 100.00	BBB+	2,027,820
	Heisinger Project, Series 2004, 5.250%, 2/01/24
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	208,072
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,885	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health	2/15 at 102.00	BBB+	3,050,080
	System, Series 2004, 5.500%, 2/15/24
9,000	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B,	3/13 at 100.00	A+	9,031,950
	5.250%, 9/01/17 – FGIC Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	A	891,836
1,525	5.000%, 6/01/35	6/15 at 100.00	A	1,569,027
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	1,013,520
	2003, 5.125%, 5/15/24
1,200	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System,	2/14 at 100.00	BBB+ (4)	1,258,980
	Series 2003, 5.125%, 2/15/18 (Pre-refunded 2/15/14)
18,590	Total Missouri			19,051,285
	Nebraska – 2.2% (1.5% of Total Investments)
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37	9/22 at 100.00	AA	4,678,280
1,470	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A,	4/13 at 100.00	AA– (4)	1,482,245
	5.250%, 4/01/23 (Pre-refunded 4/01/13) – AGM Insured
5,130	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A,	2/17 at 100.00	Aa1	5,734,724
	5.000%, 2/01/43
10,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2012A,	2/22 at 100.00	Aa1	11,563,000
	5.000%, 2/01/42
1,050	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City	2/17 at 100.00	AA+	1,825,404
	2, Series 2006A, 19.958%, 8/01/40 – AMBAC Insured (IF)
21,650	Total Nebraska			25,283,653
	Nevada – 6.1% (4.1% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,668,600
	Clark County, Nevada, General Obligation Bonds, Bond Bank Refunding Series 2009:
3,520	5.000%, 6/01/27	6/19 at 100.00	AA+	3,989,814
3,695	5.000%, 6/01/28	6/19 at 100.00	AA+	4,171,655
3,880	5.000%, 6/01/29	6/19 at 100.00	AA+	4,366,086
	Clark County, Nevada, General Obligation Transportation Bonds, Refunding Series 2010B:
4,915	5.000%, 7/01/25	1/20 at 100.00	AA+	5,670,681
4,160	5.000%, 7/01/26	1/20 at 100.00	AA+	4,779,715
5,795	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA– (4)	5,911,422
	5.000%, 7/01/23 (Pre-refunded 7/01/13) – AMBAC Insured
4,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 –	7/14 at 100.00	A+	4,217,240
	FGIC Insured
3,150	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	3,586,527
	5.000%, 6/01/42
10,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water & Refunding	6/21 at 100.00	AA+	11,326,700
	Series 2011C, 5.000%, 6/01/38
8,540	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	9,656,093
	Refunding Series 2011, 5.000%, 7/01/32
61,655	Total Nevada			69,344,533
	New Jersey – 5.5% (3.7% of Total Investments)
5,480	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa2	5,698,542
	12/15/20 – AGM Insured
135	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa2 (4)	140,819
	12/15/20 (Pre-refunded 12/15/13) – AGM Insured
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24 (Pre-refunded 9/01/15)	9/15 at 100.00	A+ (4)	1,489,181
1,000	5.250%, 9/01/26 (Pre-refunded 9/01/15)	9/15 at 100.00	A+ (4)	1,123,910
520	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	556,717
	University Hospital, Series 2007, 5.750%, 7/01/37
3,675	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	5/13 at 100.00	A+	3,679,043
	1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)
17,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	6,996,120
	Appreciation Series 2010A, 0.000%, 12/15/33
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	4,229,430
	2006A, 5.250%, 12/15/20
3,400	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	Aaa	3,466,096
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	6,113,000
	5.000%, 12/15/23
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 (Pre-refunded	7/13 at 100.00	A+ (4)	4,077,800
	7/01/13) – FGIC Insured
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/24 – AGM Insured	1/15 at 100.00	AA–	3,228,120
5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009H, 5.000%, 1/01/36	1/19 at 100.00	A+	5,528,350
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
10,555	5.000%, 6/01/29	6/17 at 100.00	B2	10,335,139
6,125	4.750%, 6/01/34	6/17 at 100.00	B2	5,509,193
69,940	Total New Jersey			62,171,460
	New York – 9.7% (6.5% of Total Investments)
5,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	5,396,700
	Center, Series 2005, 5.000%, 2/01/28 – FGIC Insured
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate	7/14 at 100.00	AA–	1,603,545
	Community Colleges, Series 2004B, 5.250%, 7/01/19
1,250	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	1,353,225
	Civic Facility Project, Series 2005, 5.000%, 10/01/30
2,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,510,088
	2011A, 5.750%, 2/15/47
5,025	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	5,213,036
	2/15/47 – NPFG Insured
2,575	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	2,666,876
	5/01/33 – NPFG Insured
10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A	11,285,900
	5.000%, 9/01/42
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series	No Opt. Call	A	5,667,800
	2012H, 5.000%, 11/15/42
2,100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	2,468,739
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2004B:
6,875	5.000%, 8/01/23 (Pre-refunded 8/01/13)	8/13 at 100.00	AAA	7,039,381
7,260	5.000%, 8/01/24 (Pre-refunded 8/01/13)	8/13 at 100.00	AAA	7,433,587
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/14 at 100.00	AAA	2,615,900
	2004C, 5.000%, 2/01/22 (UB)
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	2/13 at 100.00	AA	10,039
785	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	Aa2	851,003
1,365	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	Aa2 (4)	1,496,190
	(Pre-refunded 3/01/15)
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24 (UB)	4/15 at 100.00	AA	5,443,100
4,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	4,298,080
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
2,475	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AA+	2,598,577
1,235	17.406%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	1,481,654
	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C:
6,000	5.250%, 6/01/20 (Pre-refunded 6/01/13)	6/13 at 100.00	AA– (4)	6,101,759
5,100	5.250%, 6/01/21 (Pre-refunded 6/01/13)	6/13 at 100.00	AA– (4)	5,186,495
2,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	2,034,039
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/19
1,060	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/20 at 100.00	BBB–	1,263,339
	LLC Project, Eighth Series 2010, 6.000%, 12/01/42
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	No Opt. Call	BBB	6,839,937
	LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Bonds, Series 2013A:
1,055	5.000%, 11/15/28	No Opt. Call	A+	1,267,994
1,900	0.000%, 11/15/31	No Opt. Call	A+	963,661
1,140	3.125%, 11/15/32	No Opt. Call	A+	1,127,506
1,345	0.000%, 11/15/32	No Opt. Call	A+	654,638
9,950	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	13,405,436
	Bonds, Tender Option Bond Trust 2012-10W, 7.406%, 11/15/21 (IF) (5)
101,855	Total New York			110,278,224
	North Carolina – 0.8% (0.5% of Total Investments)
1,775	Charlotte-Mecklenburg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	2,118,356
	Bonds, Series 2008, Trust 1149, 15.332%, 7/15/32 (IF) (5)
1,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	1,143,340
	Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42
1,755	Durham Urban Redevelopment Authority, North Carolina, FHA-Insured Mortgage Loan Revenue	8/13 at 100.00	AA+	1,778,271
	Bonds, Durham Hosiery Mill, Series 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)
	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional
	Facilities, Series 2004A:
1,250	5.000%, 2/01/21 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+ (4)	1,308,900
2,445	5.000%, 2/01/22 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+ (4)	2,560,208
8,225	Total North Carolina			8,909,075
	Ohio – 4.5% (3.0% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,700	5.125%, 6/01/24	6/17 at 100.00	B–	1,576,155
900	5.875%, 6/01/30	6/17 at 100.00	B	825,309
1,890	5.750%, 6/01/34	6/17 at 100.00	B	1,689,471
2,070	5.875%, 6/01/47	6/17 at 100.00	B	1,872,025
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+ (4)	3,269,670
	5.250%, 12/01/24 (Pre-refunded 12/01/14) – AGM Insured
	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2003C:
2,330	5.250%, 5/15/17 – NPFG Insured	5/13 at 100.00	AA+	2,361,175
4,105	5.250%, 5/15/18 – NPFG Insured	5/13 at 100.00	AA+	4,159,925
4,495	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	5,071,843
	5.000%, 11/15/41
10,000	Greene County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Series 2009,	4/19 at 100.00	A	10,957,900
	5.500%, 4/01/39
14,850	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tax Exempt	1/23 at 100.00	AA	16,976,669
	Series 2013A, 5.000%, 1/01/38 (WI/DD, Settling 2/01/13)
1,980	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	7/13 at 100.00	Aa2	1,982,297
	Courtyards of Kettering, Series 1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)
47,320	Total Ohio			50,742,439
	Oklahoma – 1.9% (1.2% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	776,483
	5.375%, 9/01/36
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
2,690	5.000%, 2/15/37	2/17 at 100.00	A	2,836,040
1,020	5.000%, 2/15/42	2/17 at 100.00	A	1,072,234
10,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	10,241,200
	1/01/47 – FGIC Insured
5,460	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,886,917
	System, Series 2006, 5.000%, 12/15/36 (UB)
99	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	113,074
	System, Series 2008, Trust 3500, 8.544%, 6/15/30 (IF)
20,019	Total Oklahoma			20,925,948
	Oregon – 0.8% (0.5% of Total Investments)
7,860	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence	10/14 at 100.00	AA	8,504,913
	Health System, Series 2004, 5.500%, 10/01/21 (UB)
	Pennsylvania – 3.0% (2.0% of Total Investments)
3,500	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A1	3,851,925
	5.000%, 12/01/23 – NPFG Insured
1,500	Annville-Cleona School District, Lebanon County, Pennsylvania, General Obligation Bonds,	3/15 at 100.00	A1	1,652,895
	Series 2005, 6.000%, 3/01/28 – AGM Insured
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	510,230
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A2	1,295,595
	Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
50	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/16 –	No Opt. Call	N/R	55,061
	FGIC Insured
3,350	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/22 at 100.00	Baa3	3,278,109
	Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1,
	4.000%, 11/01/32
5,850	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	6,181,637
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,097,310
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	15,046,800
	0.000%, 12/01/38
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,167,621
	AMBAC Insured
32,850	Total Pennsylvania			34,137,183
	Puerto Rico – 0.7% (0.4% of Total Investments)
8,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	7,311,500
	2010A, 0.000%, 8/01/33
	Rhode Island – 1.4% (0.9% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
3,870	6.000%, 6/01/23	6/13 at 100.00	Baa1	3,922,129
6,425	6.125%, 6/01/32	6/13 at 100.00	BBB+	6,489,186
5,245	6.250%, 6/01/42	6/13 at 100.00	BBB–	5,402,298
15,540	Total Rhode Island			15,813,613
	South Carolina – 1.6% (1.1% of Total Investments)
9,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	Aa3	9,340,740
	Assets for Education, Series 2003, 5.250%, 12/01/24
2,500	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.000%,	5/13 at 100.00	AA–	2,524,450
	5/01/25 – AMBAC Insured
	South Carolina Jobs-Economic Development Authority, Hospital Refunding and Improvement
	Revenue Bonds, Palmetto Health Alliance, Series 2003C:
1,335	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,379,282
165	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	170,473
4,450	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	4,586,615
550	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	566,885
18,000	Total South Carolina			18,568,445
	Tennessee – 0.6% (0.4% of Total Investments)
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue
	Bonds, Series 2012A:
1,645	4.000%, 9/01/40	9/22 at 100.00	AA	1,693,314
1,690	4.000%, 9/01/42	9/22 at 100.00	AA	1,734,261
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States	7/16 at 100.00	BBB+	3,403,776
	Health Alliance, Series 2006A, 5.500%, 7/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
800	5.500%, 11/01/37 (6)	11/17 at 100.00	N/R	2,008
1,000	5.500%, 11/01/46 (6)	11/17 at 100.00	N/R	2,510
8,335	Total Tennessee			6,835,869
	Texas – 10.7% (7.2% of Total Investments)
5,810	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	6,094,400
	4.250%, 8/15/36 (UB)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	4/13 at 101.00	Ca	844,836
	Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
10,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue	5/13 at 100.00	BBB	10,090,800
	Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory put
	5/15/17) (Alternative Minimum Tax)
1,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	1,111,820
5,240	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	6,196,876
	6.250%, 1/01/46
6,100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	6,815,896
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
11,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%,	No Opt. Call	A+	11,893,310
	11/01/42 (Alternative Minimum Tax)
	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial
	Hermann Healthcare System, Series 2004A:
1,000	5.000%, 12/01/20	12/14 at 100.00	A+	1,066,270
1,000	5.000%, 12/01/21	12/14 at 100.00	A+	1,066,270
2,500	5.125%, 12/01/22	12/14 at 100.00	A+	2,666,600
2,925	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	5/13 at 100.00	BBB	2,929,007
	5.250%, 11/15/30 – NPFG Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2004A,	5/14 at 100.00	AA	4,238,880
	5.250%, 5/15/24 – FGIC Insured
6,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	6,903,300
	5.000%, 11/15/40
10,850	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	6,450,868
	Project, Series 2001B, 0.000%, 9/01/25 – AMBAC Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial
	Hospital Project, Series 2005:
800	5.250%, 8/15/21	2/16 at 100.00	BBB–	840,912
1,250	5.125%, 8/15/26	2/16 at 100.00	BBB–	1,288,000
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest	11/20 at 100.00	BBB–	3,278,940
	Airlines Company, Series 2010, 5.250%, 11/01/40
4,715	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series 2012A, 5.000%, 5/15/39	No Opt. Call	A1	5,297,350
6,025	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s	8/22 at 100.00	AA	6,923,749
	Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
3,100	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	3,444,224
	5.750%, 1/01/38
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
1,880	0.000%, 9/01/43	9/31 at 100.00	AA	1,438,763
7,990	0.000%, 9/01/45	9/31 at 100.00	AA	6,669,731
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	105,029
	2001C, 5.200%, 5/01/28
2,500	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University,	10/20 at 100.00	AA–	2,859,399
	Series 2010, 5.000%, 10/01/41
7,100	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA–	7,698,459
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,100	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,196,866
	2012, 5.000%, 12/15/30
3,755	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.930%, 4/01/28 (IF)	4/17 at 100.00	Aaa	6,374,150
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	No Opt. Call	A–	5,528,950
	Refunding Series 2012A, 5.000%, 8/15/41
121,750	Total Texas			121,313,655
	Utah – 1.5% (1.0% of Total Investments)
6,335	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	7,020,637
9,045	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A1	10,240,478
15,380	Total Utah			17,261,115
	Virginia – 0.1% (0.1% of Total Investments)
1,250	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,299,163
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
	Washington – 4.9% (3.3% of Total Investments)
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2003A,	7/13 at 100.00	Aa1 (4)	5,110,850
	5.500%, 7/01/16 (Pre-refunded 7/01/13)
10,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	11,176,700
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,927,625
4,160	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A,	8/22 at 100.00	Aa3	4,920,698
	5.000%, 8/01/30
2,820	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	12/14 at 100.00	A1 (4)	3,082,655
	5.375%, 12/01/19 (Pre-refunded 12/01/14) – NPFG Insured
3,410	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	3,840,615
	Center, Series 2011A, 5.625%, 1/01/35
4,415	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3	4,756,324
	Series 2010, 5.500%, 12/01/39
1,885	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	2,172,745
	Refunding Series 2012B, 5.000%, 10/01/30
4,940	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series	10/22 at 100.00	AA	5,506,569
	2012A, 5.000%, 10/01/42
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	5,643,750
	Research Center, Series 2009A, 6.000%, 1/01/33
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	1,031,160
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,
	Series 2002:
3,220	6.500%, 6/01/26	6/13 at 100.00	A3	3,297,248
2,435	6.625%, 6/01/32	6/13 at 100.00	Baa1	2,493,416
50,785	Total Washington			55,960,355
	West Virginia – 0.2% (0.2% of Total Investments)
2,355	West Virginia University, University Revenue Improvement Bonds, West Virginia University Projects,	10/14 at 100.00	Aa3	2,511,325
	Series 2004C, 5.000%, 10/01/24 – FGIC Insured
	Wisconsin – 2.2% (1.5% of Total Investments)
1,135	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc.,	4/20 at 100.00	A	1,297,078
	Series 2010A, 5.625%, 4/15/39
6,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc.,	7/21 at 100.00	A	7,738,947
	Series 2012A, 5.000%, 7/15/25
315	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare,	5/16 at 100.00	BBB	321,363
	Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series	5/14 at 100.00	BBB+	1,048,980
	2004, 5.750%, 5/01/24
2,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series	2/22 at 100.00	A–	3,211,110
	2012B, 5.000%, 2/15/40
4,530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	4,818,788
	Healthcare System, Series 2006, 5.250%, 8/15/34
5,300	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB) (5)	5/16 at 100.00	AA	5,948,243
22,010	Total Wisconsin			24,384,509
	Wyoming – 0.2% (0.1% of Total Investments)
2,250	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	A–	2,421,315
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 1,643,014	Total Municipal Bonds (cost $1,532,486,337)			1,686,249,093

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 20	Las Vegas Monorail Company, Senior Interest Bonds (7), (9)	5.500%	7/15/19	N/R	$ 14,437
6	Las Vegas Monorail Company, Senior Interest Bonds (7), (9)	1.000%	6/30/55	N/R	2,492
$ 26	Total Corporate Bonds (cost $0)				16,929
	Total Investments (cost $1,532,486,337) – 148.9%				1,686,266,022
	Floating Rate Obligations – (7.5)%				(85,159,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.2)% (8)				(489,500,000)
	Other Assets Less Liabilities – 1.8%				21,004,397
	Net Assets Applicable to Common Shares – 100%				$ 1,132,611,419

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

    Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

    Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

    Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$1,686,249,093	$ —	$1,686,249,093
Corporate Bonds	—	—	16,929	16,929
Total	$ —	$1,686,249,093	$16,929	$1,686,266,022
* Refer to the Fund's Portfolio of Investments for states and industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $1,449,530,965.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$163,808,783
Depreciation	(12,196,499)
Net unrealized appreciation (depreciation) of investments	$151,612,284

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1)
defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.0%.
(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund 2, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013